UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Brian C. Janssen

American Funds Strategic Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Strategic Bond FundSM Semi-annual report for the six months ended June 30, 2020

Relying on flexibility
in the pursuit of
enhanced long-term
results

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Strategic Bond Fund seeks to provide maximum total return consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2020:

Class A shares	1 year	Lifetime (since 3/18/16)

Reflecting 3.75% maximum sales charge	11.24%	5.41%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.94% for Class A shares as of the prospectus dated March 1, 2020. The net expense ratio was 0.92%. Expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. The reimbursement will be in effect through at least March 1, 2021. The adviser may elect to extend, modify or terminate the reimbursement at that time. The investment results and net expense ratio shown reflect the reimbursement, without which the results would have been lower and the expenses higher. Refer to the fund’s most recent prospectus for details.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below is American Funds Strategic Bond Fund’s semi-annual result for the period ended June 30, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ANBAX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 3/18/16)

American Funds Strategic Bond Fund (Class A shares)	14.52%	15.61%	7.64%	6.36%
Bloomberg Barclays U.S. Aggregate Index*	6.14	8.74	5.32	4.29
Lipper Core Plus Bond Funds Average†	5.15	7.61	4.84	4.65

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

The fund’s 30-day yield for Class A shares as of July 31, 2020, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.72% (0.71% without the reimbursement).

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

American Funds Strategic Bond Fund	1

Summary investment portfolio June 30, 2020	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	37.91%
AAA/Aaa	13.93
AA/Aa	2.07
A/A	9.34
BBB/Baa	18.04
Below investment grade	10.84
Unrated	.01
Short-term securities & other assets less liabilities	7.86
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 92.13%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 37.91%
U.S. Treasury 33.20%
U.S. Treasury 0.125% 2022	$350,000	$349,776
U.S. Treasury 0.50% 2025[1]	144,338	145,855
U.S. Treasury 1.75% 2026	24,924	26,994
U.S. Treasury 0.50% 2027[1]	72,000	72,094
U.S. Treasury 1.125% 2040[1]	116,000	114,912
U.S. Treasury 1.25% 2050[1]	109,000	104,665
U.S. Treasury 2.00% 2050[1]	31,742	36,337
U.S. Treasury 1.50%–3.13% 2022–2028	8,570	9,087
		859,720

2	American Funds Strategic Bond Fund

	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 4.71%
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]	$112,882	$122,052

Total U.S. Treasury bonds & notes		981,772

Corporate bonds & notes 32.50%
Energy 5.59%
Canadian Natural Resources Ltd. 2.95% 2030	6,455	6,419
Diamondback Energy, Inc. 4.75% 2025	6,700	7,173
Energy Transfer Operating, LP 3.75% 2030	6,403	6,340
EQM Midstream Partners, LP 6.00% 2025[3]	7,200	7,290
ONEOK, Inc. 6.35% 2031	6,005	7,042
Petrobras Global Finance Co. 5.60% 2031	8,300	8,345
Petrobras Global Finance Co. 6.75% 2050	5,680	5,856
Petróleos Mexicanos 4.50%–7.69% 2026–2050[3]	5,113	4,341
Sabine Pass Liquefaction, LLC 4.50% 2030[3]	6,850	7,578
Other securities		84,318
		144,702

Health care 4.80%
Bausch Health Companies Inc. 9.25% 2026[3]	6,930	7,527
Change Healthcare Holdings, LLC 5.75% 2025[3]	9,000	8,908
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	5,880
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,300	6,545
Zoetis Inc. 2.00% 2030	7,000	7,155
Other securities		88,389
		124,404

Financials 4.18%
Credit Suisse Group AG 4.194% 2031[3,4]	10,225	11,692
Goldman Sachs Group, Inc. 2.60% 2030	6,000	6,272
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[4]	10,000	10,368
Other securities		79,763
		108,095

Consumer discretionary 3.98%
Bayerische Motoren Werke AG 3.90% 2025[3]	5,300	5,896
Carnival Corp. 11.50% 2023[3]	5,485	5,937
PetSmart, Inc. 7.125% 2023[3]	6,025	5,953
TJX Companies, Inc. 4.50% 2050	4,846	6,224
Other securities		79,037
		103,047

Information technology 2.70%
Broadcom Inc. 4.75% 2029[3]	8,460	9,608
Broadcom Inc. 5.00% 2030[3]	9,856	11,348
Other securities		48,988
		69,944

Materials 2.56%
Anglo American Capital PLC 5.625% 2030[3]	6,000	7,260
Other securities		59,107
		66,367

American Funds Strategic Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes (continued)
Utilities 2.34%
Pacific Gas and Electric Co. 2.50% 2031		$6,035	$5,915
Pacific Gas and Electric Co. 3.50% 2050		6,185	5,986
Other securities			48,548
			60,449

Industrials 2.30%
Dun & Bradstreet Corp. 10.25% 2027[3]		6,360	7,074
Other securities			52,553
			59,627

Communication services 1.91%
T-Mobile US, Inc. 4.50% 2050[3]		6,800	8,027
Other securities			41,383
			49,410

Consumer staples 1.90%
Altria Group, Inc. 5.95% 2049		4,889	6,420
British American Tobacco PLC 4.906% 2030		5,000	5,883
Other securities			37,009
			49,312

Real estate 0.24%
Other securities			6,189

Total corporate bonds & notes			841,546

Mortgage-backed obligations 14.04%
Federal agency mortgage-backed obligations 12.25%
Uniform Mortgage-Backed Security 2.00% 2035[5,6]		200,000	206,203
Uniform Mortgage-Backed Security 2.50% 2050[5,6]		107,000	111,069
			317,272

Collateralized mortgage-backed obligations (privately originated) 1.40%
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,5,7]		18,011	18,120
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.32% 2051[3,5,7,8]		10,000	10,000
Other securities			8,173
			36,293

Commercial mortgage-backed securities 0.39%
Other securities			9,963

Total mortgage-backed obligations			363,528

Bonds & notes of governments & government agencies outside the U.S. 5.03%
Inter-American Development Bank 0.625% 2025		13,000	13,079
Italy (Republic of) 0.10% 2023[2]		€25,810	28,740
Peru (Republic of) 2.783% 2031		$7,810	8,345
Spain (Kingdom of) 1.25% 2030		€12,245	14,844
United Mexican States 3.25%–5.00% 2030–2051		$5,380	5,630
United Mexican States, Series M, 5.75% 2026	MXN	316,500	14,149
United Mexican States 7.50%–10.00% 2024–2027		120,000	6,053
Other securities			39,370
			130,210

4	American Funds Strategic Bond Fund

	Principal amount (000)	Value (000)
Asset-backed obligations 2.12%
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[5]	$6,743	$6,740
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[3,5]	6,000	6,009
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[3,5]	8,130	8,551
Other securities		33,539
		54,839

Municipals 0.53%
Other 0.53%
Other securities		13,837

Total municipals		13,837
Total bonds, notes & other debt instruments (cost: $2,324,199,000)		2,385,732

Preferred securities 0.01%	Shares
Consumer discretionary 0.01%
Other securities		192

Total preferred securities (cost: $132,000)		192

Short-term securities 30.57%
Money market investments 30.57%
Capital Group Central Cash Fund 0.18%[9]	7,914,716	791,551

Total short-term securities (cost: $791,565,000)		791,551
Total investment securities 122.71% (cost: $3,115,896,000)		3,177,475
Other assets less liabilities (22.71)%		(588,033)

Net assets 100.00%		$2,589,442

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,337,000, which represented ..24% of the net assets of the fund.

American Funds Strategic Bond Fund	5

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 6/30/2020 (000) [11]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
30 Day Federal Funds Futures	Short	10,894	October 2020	$(4,539,530)	$(4,537,487)	$(578)
30 Day Federal Funds Futures	Short	2,102	January 2021	(875,903)	(875,684)	(3)
90 Day Euro Dollar Futures	Short	12,319	September 2020	(3,079,750)	(3,071,589)	(503)
2 Year U.S. Treasury Note Futures	Long	4,500	October 2020	900,000	993,727	(24)
5 Year U.S. Treasury Note Futures	Short	133	October 2020	(13,300)	(16,724)	(40)
10 Year U.S. Treasury Note Futures	Short	1,710	September 2020	(171,000)	(237,984)	(500)
10 Year Ultra U.S. Treasury Note Futures	Short	2,397	September 2020	(239,700)	(377,490)	(5,235)
20 Year U.S. Treasury Bond Futures	Long	591	September 2020	59,100	105,530	467
30 Year Ultra U.S. Treasury Bond Futures	Long	311	September 2020	31,100	67,847	866
						$(5,550)

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
USD7,530	EUR6,700	Goldman Sachs	7/6/2020	$2
CAD7,248	USD5,366	Bank of America	7/6/2020	(27)
USD13,200	CLP10,558,000	Goldman Sachs	7/9/2020	342
EUR4,447	MXN110,000	Goldman Sachs	7/9/2020	216
JPY571,739	USD5,248	Standard Chartered Bank	7/9/2020	48
USD29,582	EUR26,155	JPMorgan Chase	7/13/2020	188
CHF10,300	USD10,769	Citibank	7/13/2020	106
USD4,859	GBP3,810	Bank of New York Mellon	7/14/2020	138
EUR2,168	USD2,464	Barclays Bank PLC	7/14/2020	(27)
USD3,700	MXN82,810	Goldman Sachs	7/16/2020	105
CAD25,152	USD18,513	Morgan Stanley	7/16/2020	15
USD3,040	SGD4,230	Bank of America	7/16/2020	5
USD2,679	SEK25,000	Bank of America	7/16/2020	(4)
JPY1,488,000	USD13,862	Morgan Stanley	7/16/2020	(78)
USD7,766	NOK73,700	Citibank	7/20/2020	109
USD1,233	SGD1,715	Standard Chartered Bank	7/20/2020	2
USD804	SEK7,500	Citibank	7/20/2020	(1)
EUR62,630	USD70,295	Goldman Sachs	7/21/2020	103
USD4,076	EUR3,620	Standard Chartered Bank	7/21/2020	6
EUR3,875	USD4,361	Bank of New York Mellon	7/21/2020	(5)
USD21,725	MXN490,776	Citibank	7/22/2020	438
USD53,607	GBP43,199	Morgan Stanley	7/22/2020	71
JPY789,185	USD7,391	Bank of New York Mellon	7/22/2020	(80)
USD21,989	BRL117,230	JPMorgan Chase	7/23/2020	458
USD11,808	COP44,158,000	Barclays Bank PLC	7/24/2020	83

6	American Funds Strategic Bond Fund

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
USD7,641	KRW9,269,600	Standard Chartered Bank	7/27/2020	$(66)
USD9,407	INR720,000	Goldman Sachs	7/27/2020	(103)
				$2,044

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
1.309%	U.S. EFFR	12/16/2020		$1,199,150	$3,833	$—	$3,833
1.33075%	U.S. EFFR	12/16/2020		795,000	2,585	—	2,585
EONIA	(0.5315)%	2/3/2021		€1,033,400	26	—	26
EONIA	(0.545)%	2/3/2021		410,350	19	—	19
EONIA	(0.5145)%	2/3/2021		2,066,800	(2)	—	(2)
2.094%	U.S. EFFR	2/13/2021		$85,300	1,054	—	1,054
3-month USD-LIBOR	2.465%	2/13/2021		86,100	(1,155)	—	(1,155)
8.54%	28-day MXN-TIIE	1/6/2022	MXN	202,228	540	—	540
8.44%	28-day MXN-TIIE	1/7/2022		227,772	595	—	595
6.99%	28-day MXN-TIIE	6/17/2022		130,000	278	—	278
2.5775%	U.S. EFFR	7/16/2022		$228,977	6,096	—	6,096
2.10125%	U.S. EFFR	1/12/2023		36,000	1,901	—	1,901
2.045%	3-month USD-LIBOR	3/24/2023		53,800	1,990	—	1,990
2.55%	U.S. EFFR	4/26/2023		50,000	3,650	—	3,650
2.5815%	U.S. EFFR	5/25/2023		96,000	7,289	—	7,289
1.8875%	3-month USD-LIBOR	6/7/2023		33,600	1,132	—	1,132
1.569%	3-month USD-LIBOR	7/6/2023		40,500	1,096	—	1,096
1.615%	3-month USD-LIBOR	8/18/2023		73,000	2,046	—	2,046
3-month USD-LIBOR	3.09009%	10/31/2023		58,020	(5,505)	—	(5,505)
2.42%	3-month USD-LIBOR	11/18/2023		50,000	2,191	—	2,191
U.S. EFFR	2.4435%	12/20/2023		14,017	(1,177)	—	(1,177)
U.S. EFFR	0.11%	5/18/2024		587,300	(13)	—	(13)
7.79%	28-day MXN-TIIE	5/31/2024	MXN	725,000	3,611	—	3,611
1.194%	U.S. EFFR	2/21/2025		$216,200	11,360	—	11,360
6.23%	28-day MXN-TIIE	3/28/2025	MXN	1,051,500	2,857	—	2,857
2.524%	3-month USD-LIBOR	4/14/2025		$9,000	949	—	949
U.S. EFFR	0.126%	6/25/2025		134,000	(256)	—	(256)
U.S. EFFR	0.1275%	6/25/2025		134,000	(266)	—	(266)
U.S. EFFR	0.106%	6/30/2025		149,749	(128)	—	(128)
3-month USD-LIBOR	1.867%	7/11/2025		84,400	(3,714)	—	(3,714)
2.354%	3-month USD-LIBOR	9/25/2025		109,600	11,013	—	11,013
6-month JPY-LIBOR	0.1277%	3/24/2026		¥500,000	(40)	—	(40)
6-month JPY-LIBOR	(0.0823)%	7/11/2026		1,200,000	44	—	44
28-day MXN-TIIE	8.07%	1/1/2027	MXN	180,000	(1,312)	—	(1,312)
28-day MXN-TIIE	8.135%	1/14/2027		102,000	(762)	—	(762)
28-day MXN-TIIE	7.47%	4/5/2027		60,000	(351)	—	(351)
28-day MXN-TIIE	7.625%	5/20/2027		108,000	(679)	—	(679)
2.91%	3-month USD-LIBOR	2/1/2028		$19,100	2,143	—	2,143

American Funds Strategic Bond Fund	7

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
2.908%	3-month USD-LIBOR	2/1/2028		$19,100	$2,141	$—	$2,141
2.925%	3-month USD-LIBOR	2/1/2028		15,300	1,728	—	1,728
2.92%	3-month USD-LIBOR	2/2/2028		14,500	1,633	—	1,633
28-day MXN-TIIE	8.855%	12/28/2028	MXN	126,589	(1,325)	—	(1,325)
U.S. EFFR	2.438%	1/11/2029		$44,000	(7,950)	—	(7,950)
28-day MXN-TIIE	6.95%	3/22/2030	MXN	636,500	(2,881)	—	(2,881)
3-month USD-LIBOR	2.679%	4/14/2030		$4,800	(953)	—	(953)
3-month USD-LIBOR	2.514%	9/25/2030		58,300	(10,707)	—	(10,707)
3-month USD-LIBOR	2.35%	3/24/2031		11,700	(1,907)	—	(1,907)
3-month USD-LIBOR	2.22%	6/7/2031		7,300	(1,082)	—	(1,082)
3-month USD-LIBOR	1.8929%	7/6/2031		8,700	(1,001)	—	(1,001)
3-month USD-LIBOR	1.87%	8/18/2031		15,500	(1,731)	—	(1,731)
3-month USD-LIBOR	2.57%	11/18/2031		11,000	(1,957)	—	(1,957)
3-month USD-LIBOR	2.986%	2/1/2038		9,200	(1,599)	—	(1,599)
3-month USD-LIBOR	2.9625%	2/1/2038		11,400	(1,956)	—	(1,956)
3-month USD-LIBOR	2.963%	2/1/2038		11,500	(1,974)	—	(1,974)
3-month USD-LIBOR	2.967%	2/2/2038		8,900	(1,531)	—	(1,531)
3.1675%	3-month USD-LIBOR	9/27/2048		29,000	16,992	—	16,992
3-month USD-LIBOR	2.0375%	1/6/2050		6,080	(1,841)	—	(1,841)
U.S. EFFR	0.6193%	4/6/2050		12,600	203	—	203
U.S. EFFR	0.60602%	4/6/2050		5,800	115	—	115
U.S. EFFR	0.61692%	4/6/2050		5,200	87	—	87
6-month EURIBOR	0.0897%	6/4/2050		€16,100	(364)	—	(364)
6-month EURIBOR	0.1057%	6/5/2050		16,100	(451)	—	(451)
						$—	$34,627

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$171,060	$1,180	$190	$990
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	234,715	(2,743)	2,358	(5,101)
					$2,548	$(4,111)

8	American Funds Strategic Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $58,411,000, which represented 2.26% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $452,587,000, which represented 17.48% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $10,082,000, which represented .39% of the net assets of the fund.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

COP = Colombian pesos

EFFR = Effective Federal Funds Rate

EONIA = Euro Overnight Index Average

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NOK = Norwegian kroner

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Strategic Bond Fund	9

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $3,115,896)		$3,177,475
Cash		466
Cash denominated in currencies other than U.S. dollars (cost: $199)		199
Unrealized appreciation on open forward currency contracts		2,435
Receivables for:
Sales of investments	$812,477
Sales of fund’s shares	42,127
Dividends and interest	10,534
Variation margin on futures contracts	871
Variation margin on swap contracts	1,940
Other	58	868,007
		4,048,582
Liabilities:
Unrealized depreciation on open forward currency contracts		391
Payables for:
Purchases of investments	1,452,102
Repurchases of fund’s shares	1,561
Investment advisory services	772
Services provided by related parties	493
Trustees’ deferred compensation	4
Variation margin on futures contracts	622
Variation margin on swap contracts	2,846
Other	349	1,458,749
Net assets at June 30, 2020		$2,589,442

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,409,748
Total distributable earnings		179,694
Net assets at June 30, 2020		$2,589,442

See notes to financial statements.

10	American Funds Strategic Bond Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (221,411 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$1,121,167	95,853	$11.70
Class C	75,000	6,445	11.64
Class T	11	1	11.70
Class F-1	160,784	13,762	11.68
Class F-2	888,977	75,971	11.70
Class F-3	221,758	18,960	11.69
Class 529-A	50,849	4,352	11.68
Class 529-C	10,805	928	11.64
Class 529-E	2,885	247	11.69
Class 529-T	13	1	11.71
Class 529-F-1	20,464	1,750	11.69
Class R-1	1,307	112	11.68
Class R-2	5,953	511	11.66
Class R-2E	533	45	11.69
Class R-3	5,148	441	11.68
Class R-4	5,164	442	11.69
Class R-5E	920	78	11.70
Class R-5	2,191	187	11.70
Class R-6	15,513	1,325	11.71

See notes to financial statements.

American Funds Strategic Bond Fund	11

Statement of operations	unaudited
for the six months ended June 30, 2020	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $26)	$16,221
Dividends	900	$17,121
Fees and expenses*:
Investment advisory services	3,178
Distribution services	1,695
Transfer agent services	666
Administrative services	223
Reports to shareholders	41
Registration statement and prospectus	395
Trustees’ compensation	2
Auditing and legal	94
Custodian	19
Other	33
Total fees and expenses before reimbursements	6,346
Less miscellaneous fee reimbursements	276
Total fees and expenses after reimbursements		6,070
Net investment income		11,051

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $3)	51,596
Futures contracts	2,769
Forward currency contracts	2,836
Swap contracts	46,800
Currency transactions	115	104,116
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $129)	46,916
Futures contracts	(4,075)
Forward currency contracts	2,051
Swap contracts	31,347
Currency translations	43	76,282
Net realized gain and unrealized appreciation		180,398
Net increase in net assets resulting from operations		$191,449

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

12	American Funds Strategic Bond Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income	$11,051	$18,220
Net realized gain	104,116	10,493
Net unrealized appreciation	76,282	25,456
Net increase in net assets resulting from operations	191,449	54,169

Distributions paid to shareholders	(14,661)	(29,086)

Net capital share transactions	1,408,751	385,380

Total increase in net assets	1,585,539	410,463

Net assets:
Beginning of period	1,003,903	593,440
End of period	$2,589,442	$1,003,903

*	Unaudited.

See notes to financial statements.

American Funds Strategic Bond Fund	13

Notes to financial statements	unaudited

1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	American Funds Strategic Bond Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American Funds Strategic Bond Fund	15

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based

16	American Funds Strategic Bond Fund

upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Strategic Bond Fund	17

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$981,772	$—	$981,772
Corporate bonds & notes	—	841,464	82	841,546
Mortgage-backed obligations	—	363,528	—	363,528
Bonds & notes of governments & government agencies outside the U.S.	—	130,210	—	130,210
Asset-backed obligations	—	54,839	—	54,839
Municipals	—	13,837	—	13,837
Preferred securities	—	192	—	192
Short-term securities	791,551	—	—	791,551
Total	$791,551	$2,385,842	$82	$3,177,475

18	American Funds Strategic Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,333	$—	$—	$1,333
Unrealized appreciation on open forward currency contracts	—	2,435	—	2,435
Unrealized appreciation on interest rate swaps	—	91,197	—	91,197
Unrealized appreciation on credit default swaps	—	990	—	990
Liabilities:
Unrealized depreciation on futures contracts	(6,883)	—	—	(6,883)
Unrealized depreciation on open forward currency contracts	—	(391)	—	(391)
Unrealized depreciation on interest rate swaps	—	(56,570)	—	(56,570)
Unrealized depreciation on credit default swaps	—	(5,101)	—	(5,101)
Total	$(5,550)	$32,560	$—	$27,010

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

American Funds Strategic Bond Fund	19

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored

20	American Funds Strategic Bond Fund

entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the

American Funds Strategic Bond Fund	21

difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

22	American Funds Strategic Bond Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process

American Funds Strategic Bond Fund	23

may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2020, the fund’s maximum exposure of unfunded bond commitments was $264,000, which would represent ..01% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

24	American Funds Strategic Bond Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,759,981,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $212,791,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as

American Funds Strategic Bond Fund	25

collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $22,643,482,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap

26	American Funds Strategic Bond Fund

is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $460,702,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,333	Unrealized depreciation*	$6,883
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,435	Unrealized depreciation on open forward currency contracts	391
Swap	Interest	Unrealized appreciation*	91,197	Unrealized depreciation*	56,570
Swap	Credit	Unrealized appreciation*	990	Unrealized depreciation*	5,101
			$95,955		$68,945

See end of tables for footnote.

American Funds Strategic Bond Fund	27

		Net realized gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$2,769	Net unrealized depreciation on futures contracts	$(4,075)
Forward currency	Currency	Net realized gain on forward currency contracts	2,836	Net unrealized appreciation on forward currency contracts	2,051
Swap	Interest	Net realized gain on swap contracts	21,390	Net unrealized appreciation on swap contracts	30,063
Swap	Credit	Net realized gain on swap contracts	25,410	Net unrealized appreciation on swap contracts	1,284
			$52,405		$29,323

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

28	American Funds Strategic Bond Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$5	$(5)	$—	$—	$—
Bank of New York Mellon	138	(85)	(53)	—	—
Barclays Bank PLC	83	(27)	—	—	56
Citibank	653	(1)	—	(652)	—
Goldman Sachs	768	(103)	—	(665)	—
JPMorgan Chase	646	—	(646)	—	—
Morgan Stanley	86	(78)	—	(8)	—
Standard Chartered Bank	56	(56)	—	—	—
Total	$2,435	$(355)	$(699)	$(1,325)	$56
Liabilities:
Bank of America	$31	$(5)	$—	$—	$26
Bank of New York Mellon	85	(85)	—	—	—
Barclays Bank PLC	27	(27)	—	—	—
Citibank	1	(1)	—	—	—
Goldman Sachs	103	(103)	—	—	—
Morgan Stanley	78	(78)	—	—	—
Standard Chartered Bank	66	(56)	—	—	10
Total	$391	$(355)	$—	$—	$36

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

American Funds Strategic Bond Fund	29

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$240
Late year ordinary loss deferral[1]	(3,920)
Post-October capital loss deferral[1]	(11,692)

[1]	These deferrals are considered incurred in the subsequent year.

As of June 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$172,517
Gross unrealized depreciation on investments	(85,660)
Net unrealized appreciation on investments	86,857
Cost of investments	3,115,080

30	American Funds Strategic Bond Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income[2]		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$6,846		$—	$6,846		$16,311		$2,812		$19,123
Class C	264		—	264		686		147		833
Class T	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	732		—	732		303		51		354
Class F-2	4,697		—	4,697		3,317		520		3,837
Class F-3	1,425		—	1,425		2,235		346		2,581
Class 529-A	321		—	321		808		141		949
Class 529-C	34		—	34		168		37		205
Class 529-E	13		—	13		46		8		54
Class 529-T	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	153		—	153		317		55		372
Class R-1	4		—	4		36		8		44
Class R-2	22		—	22		67		14		81
Class R-2E	3		—	3		3		—	[3]	3
Class R-3	29		—	29		92		17		109
Class R-4	34		—	34		100		17		117
Class R-5E	7		—	7		11		2		13
Class R-5	14		—	14		32		5		37
Class R-6	63		—	63		333		41		374
Total	$14,661		$—	$14,661		$24,865		$4,221		$29,086

[2]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2020.
[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.447% on the first $1.5 billion of daily net assets and decreasing to 0.310% on such assets in excess of $1.5 billion. For the six months ended June 30, 2020, the investment advisory services fee was $3,178,000, which was equivalent to an annualized rate of 0.427% of average daily net assets.

American Funds Strategic Bond Fund	31

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. For the six months ended June 30, 2020, total fees and expenses reimbursed by CRMC were $276,000. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2020, unreimbursed expenses subject to reimbursement totaled $246,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder

32	American Funds Strategic Bond Fund

communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Strategic Bond Fund	33

For the six months ended June 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$1,261	$407		$126		Not applicable
Class C	237	23		7		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	56	27		7		Not applicable
Class F-2	Not applicable	163		51		Not applicable
Class F-3	Not applicable	3		18		Not applicable
Class 529-A	48	18		6		$13
Class 529-C	47	4		1		3
Class 529-E	5	—	*	—	*	—	*
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	7		3		5
Class R-1	8	—	*	—	*	Not applicable
Class R-2	16	7		1		Not applicable
Class R-2E	1	1		—	*	Not applicable
Class R-3	11	3		1		Not applicable
Class R-4	5	2		1		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	—	*	1		Not applicable
Total class-specific expenses	$1,695	$666		$223		$21

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

34	American Funds Strategic Bond Fund

Security transactions with related funds — The fund purchased securities from other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2020, the fund engaged in such purchase transactions with related funds in the amount of $27,697,000.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2020.

American Funds Strategic Bond Fund	35

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2020

Class A	$467,758	41,827	$6,797		599		$(127,732)	(11,639)	$346,823		30,787
Class C	45,009	4,010	263		23		(10,787)	(984)	34,485		3,049
Class T	—	—	—		—		—	—	—		—
Class F-1	155,667	13,563	732		63		(12,279)	(1,086)	144,120		12,540
Class F-2	798,424	70,052	4,695		406		(73,483)	(6,535)	729,636		63,923
Class F-3	143,546	12,617	1,404		123		(19,511)	(1,768)	125,439		10,972
Class 529-A	16,614	1,499	321		29		(4,759)	(437)	12,176		1,091
Class 529-C	2,163	195	34		3		(1,198)	(111)	999		87
Class 529-E	1,214	107	13		1		(552)	(51)	675		57
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	6,269	581	153		14		(1,417)	(129)	5,005		466
Class R-1	448	42	4		—	†	(1,318)	(123)	(866)		(81)
Class R-2	2,815	253	22		2		(785)	(71)	2,052		184
Class R-2E	414	39	3		—	†	(73)	(6)	344		33
Class R-3	1,539	137	29		3		(914)	(83)	654		57
Class R-4	1,565	138	33		3		(700)	(65)	898		76
Class R-5E	417	39	7		—	†	(46)	(4)	378		35
Class R-5	1,079	93	12		1		(229)	(20)	862		74
Class R-6	14,167	1,253	64		5		(9,160)	(880)	5,071		378
Total net increase (decrease)	$1,659,108	146,445	$14,586		1,275		$(264,943)	(23,992)	$1,408,751		123,728

36	American Funds Strategic Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2019

Class A	$301,649	29,199	$19,035		1,855		$(63,955)	(6,215)	$256,729		24,839
Class C	19,827	1,926	830		81		(8,120)	(793)	12,537		1,214
Class T	—	—	—		—		—	—	—		—
Class F-1	7,588	735	353		35		(3,567)	(346)	4,374		424
Class F-2	80,594	7,817	3,834		373		(33,919)	(3,289)	50,509		4,901
Class F-3	59,748	5,818	2,559		249		(11,637)	(1,123)	50,670		4,944
Class 529-A	19,389	1,878	949		92		(5,901)	(572)	14,437		1,398
Class 529-C	5,274	513	204		20		(2,948)	(287)	2,530		246
Class 529-E	736	72	54		5		(236)	(23)	554		54
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	9,495	913	372		36		(1,693)	(165)	8,174		784
Class R-1	1,426	137	44		4		(37)	(3)	1,433		138
Class R-2	1,933	189	80		8		(1,011)	(99)	1,002		98
Class R-2E	37	4	3		—	†	(4)	(1)	36		3
Class R-3	2,107	204	108		11		(1,111)	(108)	1,104		107
Class R-4	1,566	152	116		12		(1,227)	(120)	455		44
Class R-5E	313	30	12		1		(3)	— †	322		31
Class R-5	353	35	36		3		(3)	— †	386		38
Class R-6	576	56	374		37		(20,822)	(2,059)	(19,872)		(1,966)
Total net increase (decrease)	$512,611	49,678	$28,963		2,822		$(156,194)	(15,203)	$385,380		37,297

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,869,518,000 and $1,885,370,000, respectively, during the six months ended June 30, 2020.

American Funds Strategic Bond Fund	37

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2020[5,6]	$10.28	$.08	$1.42	$1.50
12/31/2019	9.83	.23	.54	.77
12/31/2018	10.15	.32	(.29)	.03
12/31/2017	10.05	.24	.08	.32
12/31/2016[5,9]	10.00	.15	.05	.20
Class C:
6/30/2020[5,6]	10.23	.04	1.42	1.46
12/31/2019	9.80	.16	.53	.69
12/31/2018	10.12	.24	(.29)	(.05)
12/31/2017	10.02	.17	.07	.24
12/31/2016[5,9]	10.00	.07	.06	.13
Class T:
6/30/2020[5,6]	10.28	.10	1.41	1.51
12/31/2019	9.83	.26	.54	.80
12/31/2018	10.15	.34	(.30)	.04
12/31/2017[5,12]	10.16	.20	— [13]	.20
Class F-1:
6/30/2020[5,6]	10.28	.08	1.41	1.49
12/31/2019	9.82	.24	.54	.78
12/31/2018	10.14	.31	(.30)	.01
12/31/2017	10.04	.24	.07	.31
12/31/2016[5,9]	10.00	.14	.05	.19
Class F-2:
6/30/2020[5,6]	10.28	.09	1.43	1.52
12/31/2019	9.83	.26	.54	.80
12/31/2018	10.15	.34	(.29)	.05
12/31/2017	10.04	.27	.08	.35
12/31/2016[5,9]	10.00	.15	.06	.21
Class F-3:
6/30/2020[5,6]	10.28	.10	1.41	1.51
12/31/2019	9.82	.28	.54	.82
12/31/2018	10.14	.35	(.30)	.05
12/31/2017[5,14]	10.10	.27	.02	.29

38	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.08)	$—	$—	$(.08)	$11.70	14.52%[7]		$1,121		.94%[8]		.90%[8]		1.44%[8]
(.10)	(.22)	—	(.32)	10.28	7.84		669		.96		.95		2.28
(.35)	—	—	(.35)	9.83	.27		395		1.01		.97		3.18
(.11)	(.10)	(.01)	(.22)	10.15	3.23		378		1.09		1.02		2.38
(.05)	(.10)	—	(.15)	10.05	1.87	[7,10]	197		1.03	[8,10]	1.02	[8,10]	1.89	[8,10]

(.05)	—	—	(.05)	11.64	14.06	[7]	75		1.63	[8]	1.59	[8]	.72	[8]
(.04)	(.22)	—	(.26)	10.23	7.13		35		1.67		1.66		1.56
(.27)	—	—	(.27)	9.80	(.52)		21		1.81		1.77		2.37
(.03)	(.10)	(.01)	(.14)	10.12	2.42		22		1.84		1.77		1.63
(.01)	(.10)	—	(.11)	10.02	1.32	[7]	11		1.78	[8]	1.77	[8]	.84	[8]

(.09)	—	—	(.09)	11.70	14.65	[7,10]	—	[11]	.65	[8,10]	.60	[8,10]	1.74	[8,10]
(.13)	(.22)	—	(.35)	10.28	8.22	[10]	—	[11]	.69	[10]	.68	[10]	2.57	[10]
(.36)	—	—	(.36)	9.83	.46	[10]	—	[11]	.82	[10]	.77	[10]	3.37	[10]
(.10)	(.10)	(.01)	(.21)	10.15	1.99	[7,10]	—	[11]	.79	[8,10]	.71	[8,10]	2.71	[8,10]

(.09)	—	—	(.09)	11.68	14.53	[7]	161		.89	[8]	.86	[8]	1.35	[8]
(.10)	(.22)	—	(.32)	10.28	7.94		13		.95		.95		2.29
(.33)	—	—	(.33)	9.82	.16		8		1.10		1.06		3.08
(.10)	(.10)	(.01)	(.21)	10.14	3.11		10		1.12		1.05		2.37
(.05)	(.10)	—	(.15)	10.04	1.87	[7]	3		1.06	[8]	1.05	[8]	1.73	[8]

(.10)	—	—	(.10)	11.70	14.67	[7]	889		.61	[8]	.58	[8]	1.63	[8]
(.13)	(.22)	—	(.35)	10.28	8.23		124		.67		.66		2.56
(.37)	—	—	(.37)	9.83	.48		70		.80		.76		3.39
(.13)	(.10)	(.01)	(.24)	10.15	3.47		66		.85		.79		2.61
(.07)	(.10)	—	(.17)	10.04	2.03	[7]	42		.80	[8]	.79	[8]	1.80	[8]

(.10)	—	—	(.10)	11.69	14.73	[7]	222		.54	[8]	.50	[8]	1.79	[8]
(.14)	(.22)	—	(.36)	10.28	8.34		82		.56		.56		2.68
(.37)	—	—	(.37)	9.82	.57		30		.71		.67		3.48
(.14)	(.10)	(.01)	(.25)	10.14	2.85	[7]	23		.70	[8]	.62	[8]	2.81	[8]

See end of table for footnotes.

American Funds Strategic Bond Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2020[5,6]	$10.27	$.08	$1.41	$1.49
12/31/2019	9.82	.23	.54	.77
12/31/2018	10.14	.32	(.30)	.02
12/31/2017	10.04	.24	.07	.31
12/31/2016[5,9]	10.00	.12	.07	.19
Class 529-C:
6/30/2020[5,6]	10.23	.04	1.41	1.45
12/31/2019	9.80	.15	.53	.68
12/31/2018	10.12	.23	(.28)	(.05)
12/31/2017	10.02	.16	.08	.24
12/31/2016[5,9]	10.00	.05	.09	.14
Class 529-E:
6/30/2020[5,6]	10.27	.07	1.42	1.49
12/31/2019	9.82	.21	.54	.75
12/31/2018	10.15	.29	(.30)	(.01)
12/31/2017	10.04	.22	.08	.30
12/31/2016[5,9]	10.00	.15	.02	.17
Class 529-T:
6/30/2020[5,6]	10.29	.09	1.42	1.51
12/31/2019	9.83	.26	.54	.80
12/31/2018	10.15	.33	(.29)	.04
12/31/2017[5,12]	10.16	.20	— [13]	.20
Class 529-F-1:
6/30/2020[5,6]	10.28	.09	1.41	1.50
12/31/2019	9.83	.26	.53	.79
12/31/2018	10.15	.33	(.29)	.04
12/31/2017	10.04	.26	.08	.34
12/31/2016[5,9]	10.00	.12	.08	.20
Class R-1:
6/30/2020[5,6]	10.25	.04	1.42	1.46
12/31/2019	9.82	.16	.53	.69
12/31/2018	10.15	.25	(.30)	(.05)
12/31/2017	10.05	.18	.08	.26
12/31/2016[5,9]	10.00	.19	.02	.21

40	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.08)	$—	$—	$(.08)	$11.68	14.55%[7]		$51		.93%[8]		.89%[8]		1.45%[8]
(.10)	(.22)	—	(.32)	10.27	7.83		33		.96		.95		2.28
(.34)	—	—	(.34)	9.82	.25		18		1.03		.98		3.17
(.10)	(.10)	(.01)	(.21)	10.14	3.05		14		1.19		1.12		2.30
(.05)	(.10)	—	(.15)	10.04	1.83	[7]	4		1.16	[8]	1.15	[8]	1.48	[8]

(.04)	—	—	(.04)	11.64	14.16	[7]	11		1.70	[8]	1.66	[8]	.69	[8]
(.03)	(.22)	—	(.25)	10.23	7.09		9		1.73		1.72		1.50
(.27)	—	—	(.27)	9.80	(.62)		6		1.86		1.81		2.33
(.03)	(.10)	(.01)	(.14)	10.12	2.35		4		1.90		1.83		1.58
(.02)	(.10)	—	(.12)	10.02	1.32	[7]	2		1.82	[8]	1.81	[8]	.63	[8]

(.07)	—	—	(.07)	11.69	14.40	[7]	3		1.13	[8]	1.09	[8]	1.26	[8]
(.08)	(.22)	—	(.30)	10.27	7.73		2		1.16		1.15		2.08
(.32)	—	—	(.32)	9.82	(.09)		1		1.29		1.25		2.90
(.08)	(.10)	(.01)	(.19)	10.15	3.02		1		1.32		1.24		2.18
(.03)	(.10)	—	(.13)	10.04	1.72	[7,10]	—	[11]	1.21	[8,10]	1.20	[8,10]	1.86	[8,10]

(.09)	—	—	(.09)	11.71	14.72	[7,10]	—	[11]	.70	[8,10]	.66	[8,10]	1.68	[8,10]
(.12)	(.22)	—	(.34)	10.29	8.15	[10]	—	[11]	.74	[10]	.73	[10]	2.52	[10]
(.36)	—	—	(.36)	9.83	.40	[10]	—	[11]	.88	[10]	.83	[10]	3.32	[10]
(.10)	(.10)	(.01)	(.21)	10.15	1.95	[7,10]	—	[11]	.84	[8,10]	.76	[8,10]	2.66	[8,10]

(.09)	—	—	(.09)	11.69	14.65	[7]	20		.69	[8]	.64	[8]	1.70	[8]
(.12)	(.22)	—	(.34)	10.28	8.07		13		.73		.72		2.50
(.36)	—	—	(.36)	9.83	.41		5		.86		.81		3.33
(.12)	(.10)	(.01)	(.23)	10.15	3.41		4		.91		.85		2.55
(.06)	(.10)	—	(.16)	10.04	2.00	[7]	2		.85	[8]	.84	[8]	1.47	[8]

(.03)	—	—	(.03)	11.68	14.18	[7]	1		1.57	[8]	1.53	[8]	.82	[8]
(.04)	(.22)	—	(.26)	10.25	7.26		2		1.60		1.60		1.52
(.28)	—	—	(.28)	9.82	(.54)[10]		1		1.73	[10]	1.68	[10]	2.50	[10]
(.05)	(.10)	(.01)	(.16)	10.15	2.57	[10]	—	[11]	1.71	[10]	1.64	[10]	1.79	[10]
(.06)	(.10)	—	(.16)	10.05	2.09	[7,10]	—	[11]	.82	[8,10]	.82	[8,10]	2.40	[8,10]

See end of table for footnotes.

American Funds Strategic Bond Fund	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2020[5,6]	$10.25	$.04	$1.42	$1.46
12/31/2019	9.81	.16	.54	.70
12/31/2018	10.13	.24	(.29)	(.05)
12/31/2017	10.03	.19	.07	.26
12/31/2016[5,9]	10.00	.08	.09	.17
Class R-2E:
6/30/2020[5,6]	10.28	.06	1.41	1.47
12/31/2019	9.83	.20	.54	.74
12/31/2018	10.15	.30	(.29)	.01
12/31/2017	10.05	.27	.08	.35
12/31/2016[5,9]	10.00	.20	.01	.21
Class R-3:
6/30/2020[5,6]	10.26	.07	1.42	1.49
12/31/2019	9.82	.21	.53	.74
12/31/2018	10.14	.29	(.29)	—	[13]
12/31/2017	10.05	.23	.06	.29
12/31/2016[5,9]	10.00	.13	.07	.20
Class R-4:
6/30/2020[5,6]	10.27	.08	1.42	1.50
12/31/2019	9.82	.24	.54	.78
12/31/2018	10.15	.31	(.30)	.01
12/31/2017	10.04	.25	.08	.33
12/31/2016[5,9]	10.00	.01	.19	.20
Class R-5E:
6/30/2020[5,6]	10.29	.09	1.41	1.50
12/31/2019	9.83	.26	.54	.80
12/31/2018	10.16	.34	(.30)	.04
12/31/2017	10.05	.28	.08	.36
12/31/2016[5,9]	10.00	.20	.01	.21
Class R-5:
6/30/2020[5,6]	10.29	.10	1.41	1.51
12/31/2019	9.83	.27	.54	.81
12/31/2018	10.15	.34	(.29)	.05
12/31/2017	10.05	.28	.06	.34
12/31/2016[5,9]	10.00	.20	.01	.21

42	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.05)	$—	$—	$(.05)	$11.66	14.14%[7]		$6		1.58%[8]		1.54%[8]		.79%[8]
(.04)	(.22)	—	(.26)	10.25	7.14		3		1.64		1.63		1.61
(.27)	—	—	(.27)	9.81	(.45)		2		1.73		1.68		2.46
(.05)	(.10)	(.01)	(.16)	10.13	2.59		1		1.65		1.58		1.82
(.04)	(.10)	—	(.14)	10.03	1.63	[7]	—	[11]	1.47	[8]	1.46	[8]	.94	[8]

(.06)	—	—	(.06)	11.69	14.36	[7]	1		1.32	[8]	1.27	[8]	1.10	[8]
(.07)	(.22)	—	(.29)	10.28	7.55	[10]	—	[11]	1.26	[10]	1.23	[10]	1.98	[10]
(.33)	—	—	(.33)	9.83	.15	[10]	—	[11]	1.24	[10]	1.18	[10]	3.07	[10]
(.14)	(.10)	(.01)	(.25)	10.15	3.43	[10]	—	[11]	.87	[10]	.71	[10]	2.67	[10]
(.06)	(.10)	—	(.16)	10.05	2.10	[7,10]	—	[11]	.79	[8,10]	.78	[8,10]	2.43	[8,10]

(.07)	—	—	(.07)	11.68	14.41	[7]	5		1.17	[8]	1.13	[8]	1.21	[8]
(.08)	(.22)	—	(.30)	10.26	7.71		4		1.18		1.17		2.05
(.32)	—	—	(.32)	9.82	(.11)		3		1.31		1.27		2.89
(.09)	(.10)	(.01)	(.20)	10.14	2.98		2		1.33		1.24		2.23
(.05)	(.10)	—	(.15)	10.05	1.83	[7,10]	—	[11]	1.09	[8,10]	1.08	[8,10]	1.57	[8,10]

(.08)	—	—	(.08)	11.69	14.56	[7]	5		.86	[8]	.82	[8]	1.53	[8]
(.11)	(.22)	—	(.33)	10.27	8.00		4		.90		.89		2.34
(.34)	—	—	(.34)	9.82	.17		3		1.03		.99		3.16
(.11)	(.10)	(.01)	(.22)	10.15	3.26		2		1.06		.99		2.42
(.06)	(.10)	—	(.16)	10.04	1.94	[7]	1		1.01	[8]	1.00	[8]	.18	[8]

(.09)	—	—	(.09)	11.70	14.64	[7]	1		.69	[8]	.64	[8]	1.70	[8]
(.12)	(.22)	—	(.34)	10.29	8.19		—	[11]	.72		.71		2.51
(.37)	—	—	(.37)	9.83	.38		—	[11]	.82		.77		3.44
(.14)	(.10)	(.01)	(.25)	10.16	3.54		—	[11]	.85		.70		2.68
(.06)	(.10)	—	(.16)	10.05	2.10	[7]	—	[11]	.78	[8]	.78	[8]	2.43	[8]

(.10)	—	—	(.10)	11.70	14.69	[7]	2		.59	[8]	.55	[8]	1.77	[8]
(.13)	(.22)	—	(.35)	10.29	8.28		1		.62		.61		2.62
(.37)	—	—	(.37)	9.83	.52		1		.76		.72		3.43
(.13)	(.10)	(.01)	(.24)	10.15	3.41		1		.76		.68		2.74
(.06)	(.10)	—	(.16)	10.05	2.09	[7]	—	[11]	.78	[8]	.78	[8]	2.43	[8]

See end of table for footnotes.

American Funds Strategic Bond Fund	43

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2020[5,6]	$10.29	$.10	$1.42	$1.52
12/31/2019	9.83	.26	.56	.82
12/31/2018	10.15	.35	(.30)	.05
12/31/2017	10.05	.28	.07	.35
12/31/2016[5,9]	10.00	.07	.15	.22

	Six months
	ended	Year ended			For the period
	June 30,	December 31,			3/18/2016 to
Portfolio turnover rate for all share classes[14,15]	2020[5,6,7]	2019	2018	2017	12/31/2016[5,7,9]
Excluding mortgage dollar roll transactions	147%	410%	295%	428%	539%
Including mortgage dollar roll transactions	271%	428%	295%	428%	539%

See notes to financial statements.

44	American Funds Strategic Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]

$(.10)	$—	$—	$(.10)	$11.71	14.80%[7]		$15	.52%[8]		.50%[8]		1.77%[8]
(.14)	(.22)	—	(.36)	10.29	8.33		10	.63		.59		2.52
(.37)	—	—	(.37)	9.83	.56		29	.71		.67		3.47
(.14)	(.10)	(.01)	(.25)	10.15	3.46		28	.75		.69		2.70
(.07)	(.10)	—	(.17)	10.05	2.16	[7]	23	.72	[8]	.71	[8]	.89	[8]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the periods shown, CRMC waived a portion of investment advisory services fees. In addition, during the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	For the period March 18, 2016, commencement of operations, through December 31, 2016.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Amount less than $.01.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

American Funds Strategic Bond Fund	45

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	American Funds Strategic Bond Fund

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,145.22	$4.80	.90%
Class A – assumed 5% return	1,000.00	1,020.39	4.52	.90
Class C – actual return	1,000.00	1,140.64	8.46	1.59
Class C – assumed 5% return	1,000.00	1,016.96	7.97	1.59
Class T – actual return	1,000.00	1,146.53	3.20	.60
Class T – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class F-1 – actual return	1,000.00	1,145.28	4.59	.86
Class F-1 – assumed 5% return	1,000.00	1,020.59	4.32	.86
Class F-2 – actual return	1,000.00	1,146.72	3.10	.58
Class F-2 – assumed 5% return	1,000.00	1,021.98	2.92	.58
Class F-3 – actual return	1,000.00	1,147.26	2.67	.50
Class F-3 – assumed 5% return	1,000.00	1,022.38	2.51	.50
Class 529-A – actual return	1,000.00	1,145.49	4.75	.89
Class 529-A – assumed 5% return	1,000.00	1,020.44	4.47	.89
Class 529-C – actual return	1,000.00	1,141.64	8.84	1.66
Class 529-C – assumed 5% return	1,000.00	1,016.61	8.32	1.66
Class 529-E – actual return	1,000.00	1,144.04	5.81	1.09
Class 529-E – assumed 5% return	1,000.00	1,019.44	5.47	1.09
Class 529-T – actual return	1,000.00	1,147.19	3.52	.66
Class 529-T – assumed 5% return	1,000.00	1,021.58	3.32	.66
Class 529-F-1 – actual return	1,000.00	1,146.46	3.42	.64
Class 529-F-1 – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class R-1 – actual return	1,000.00	1,141.76	8.15	1.53
Class R-1 – assumed 5% return	1,000.00	1,017.26	7.67	1.53
Class R-2 – actual return	1,000.00	1,141.44	8.20	1.54
Class R-2 – assumed 5% return	1,000.00	1,017.21	7.72	1.54
Class R-2E – actual return	1,000.00	1,143.55	6.77	1.27
Class R-2E – assumed 5% return	1,000.00	1,018.55	6.37	1.27
Class R-3 – actual return	1,000.00	1,144.15	6.02	1.13
Class R-3 – assumed 5% return	1,000.00	1,019.24	5.67	1.13
Class R-4 – actual return	1,000.00	1,145.62	4.37	.82
Class R-4 – assumed 5% return	1,000.00	1,020.79	4.12	.82
Class R-5E – actual return	1,000.00	1,146.45	3.42	.64
Class R-5E – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class R-5 – actual return	1,000.00	1,146.87	2.94	.55
Class R-5 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class R-6 – actual return	1,000.00	1,148.05	2.67	.50
Class R-6 – assumed 5% return	1,000.00	1,022.38	2.51	.50

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Funds Strategic Bond Fund	47

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

48	American Funds Strategic Bond Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Strategic Bond Fund	49

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

50	American Funds Strategic Bond Fund

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American Funds Strategic Bond Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Strategic Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete June 30, 2020, portfolio of American Funds Strategic Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Strategic Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Strategic Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Strategic Bond FundSM

Investment portfolio

June 30, 2020

unaudited

Bonds, notes & other debt instruments 92.13% U.S. Treasury bonds & notes 37.91% U.S. Treasury 33.20%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	$350,000	$349,776
U.S. Treasury 1.50% 2022	4,000	4,114
U.S. Treasury 1.50% 2024	97	102
U.S. Treasury 2.25% 2024	1,224	1,319
U.S. Treasury 0.50% 20251	144,338	145,855
U.S. Treasury 1.625% 2026	385	413
U.S. Treasury 1.75% 2026	24,924	26,994
U.S. Treasury 1.875% 2026	2,093	2,277
U.S. Treasury 1.875% 2026	566	615
U.S. Treasury 0.50% 20271	72,000	72,094
U.S. Treasury 3.125% 2028	205	247
U.S. Treasury 1.125% 20401	116,000	114,912
U.S. Treasury 1.25% 20501	109,000	104,665
U.S. Treasury 2.00% 20501	31,742	36,337
		859,720
U.S. Treasury inflation-protected securities 4.71%
U.S. Treasury Inflation-Protected Security 0.125% 20301,2	112,882	122,052
Total U.S. Treasury bonds & notes		981,772
Corporate bonds & notes 32.50% Energy 5.59%
Apache Corp. 4.25% 2030	495	429
Apache Corp. 5.35% 2049	350	280
Baker Hughes, a GE Co. 4.486% 2030	1,593	1,836
Baker Hughes, a GE Co. 4.08% 2047	915	953
Canadian Natural Resources Ltd. 2.95% 2023	325	335
Canadian Natural Resources Ltd. 3.85% 2027	2,000	2,140
Canadian Natural Resources Ltd. 2.95% 2030	6,455	6,419
Cenovus Energy Inc. 5.25% 2037	523	453
Cenovus Energy Inc. 5.40% 2047	364	313
Cheniere Energy, Inc. 3.70% 20293	4,974	5,103
Chevron Corp. 2.236% 2030	3,290	3,448
Chevron Corp. 3.078% 2050	1,181	1,257
Diamondback Energy, Inc. 4.75% 2025	6,700	7,173
Enbridge Energy Partners, LP 5.875% 2025	155	185
Enbridge Energy Partners, LP 7.375% 2045	318	455
Energy Transfer Operating, LP 2.90% 2025	3,201	3,281
Energy Transfer Operating, LP 3.75% 2030	6,403	6,340
Energy Transfer Partners, LP 6.125% 2045	1,170	1,220
Energy Transfer Partners, LP 5.30% 2047	647	627
Energy Transfer Partners, LP 6.00% 2048	352	366
Energy Transfer Partners, LP 6.25% 2049	1,000	1,061
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)4	2,700	2,071
EOG Resources, Inc. 4.375% 2030	550	656
EOG Resources, Inc. 4.95% 2050	2,226	2,908

American Funds Strategic Bond Fund — Page 1 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EQM Midstream Partners, LP 6.00% 20253	$7,200	$7,290
EQM Midstream Partners, LP 6.50% 20273	3,620	3,717
EQT Corp. 6.125% 2025	2,000	1,996
EQT Corp. 3.90% 2027	2,500	2,044
Equinor ASA 3.70% 2050	1,217	1,406
Exxon Mobil Corp. 4.227% 2040	1,200	1,455
Exxon Mobil Corp. 3.452% 2051	1,229	1,370
Kinder Morgan, Inc. 5.20% 2048	1,044	1,269
Marathon Oil Corp. 4.40% 2027	1,175	1,154
MPLX LP 5.50% 2049	1,368	1,554
Murphy Oil Corp. 5.875% 2027	1,965	1,731
MV24 Capital BV 6.748% 20343	1,399	1,332
Neptune Energy Group Holdings Ltd. 6.625% 20253	2,775	2,423
Noble Energy, Inc. 3.25% 2029	4,500	4,072
Occidental Petroleum Corp. 3.20% 2026	329	267
Occidental Petroleum Corp. 3.50% 2029	2,236	1,645
ONEOK, Inc. 5.85% 2026	2,916	3,334
ONEOK, Inc. 4.00% 2027	395	401
ONEOK, Inc. 4.55% 2028	130	136
ONEOK, Inc. 4.35% 2029	230	242
ONEOK, Inc. 3.10% 2030	962	922
ONEOK, Inc. 6.35% 2031	6,005	7,042
ONEOK, Inc. 4.95% 2047	402	388
ONEOK, Inc. 7.15% 2051	1,484	1,808
Petrobras Global Finance Co. 5.093% 20303	1,118	1,116
Petrobras Global Finance Co. 5.60% 2031	8,300	8,345
Petrobras Global Finance Co. 7.25% 2044	300	327
Petrobras Global Finance Co. 6.75% 2050	5,680	5,856
Petróleos Mexicanos 4.50% 2026	2,188	1,913
Petróleos Mexicanos 5.95% 20313	625	517
Petróleos Mexicanos 7.69% 20503	2,300	1,911
QEP Resources, Inc. 5.625% 2026	350	223
Sabine Pass Liquefaction, LLC 4.50% 20303	6,850	7,578
Saudi Arabian Oil Co. 3.50% 20293	1,035	1,118
Saudi Arabian Oil Co. 4.375% 20493	285	323
Sunoco Logistics Operating Partners, LP 5.40% 2047	1,090	1,074
Targa Resources Partners LP 5.50% 20303	1,460	1,411
Teekay Corp. 9.25% 20223	790	761
TransCanada PipeLines Ltd. 4.10% 2030	3,057	3,488
Western Midstream Operating, LP 3.10% 2025	1,532	1,455
Western Midstream Operating, LP 4.05% 2030	1,101	1,064
Western Midstream Operating, LP 5.25% 2050	2,539	2,213
Williams Companies, Inc. 3.50% 2030	4,354	4,590
Williams Partners LP 6.30% 2040	576	691
Williams Partners LP 5.10% 2045	384	421
		144,702
Health care 4.80%
AbbVie Inc. 2.60% 20243	3,800	4,049
AbbVie Inc. 2.95% 20263	2,516	2,755
AbbVie Inc. 4.25% 20493	1,312	1,580
AstraZeneca PLC 3.375% 2025	3,600	4,049
Bausch Health Companies Inc. 9.25% 20263	6,930	7,527
Bayer US Finance II LLC 4.375% 20283	1,450	1,695

American Funds Strategic Bond Fund — Page 2 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 1.90% 2025	$1,529	$1,585
Boston Scientific Corp. 3.75% 2026	395	449
Boston Scientific Corp. 2.65% 2030	4,700	4,888
Centene Corp. 4.25% 2027	3,335	3,449
Centene Corp. 4.625% 2029	2,990	3,173
Change Healthcare Holdings, LLC 5.75% 20253	9,000	8,908
Concordia International Corp. 8.00% 2024	403	373
CVS Health Corp. 3.75% 2030	4,000	4,609
CVS Health Corp. 4.25% 2050	1,064	1,286
Endo International PLC 5.875% 20243	625	607
HCA Inc. 3.50% 2030	3,300	3,182
HCA Inc. 5.25% 2049	2,300	2,776
LifePoint Health, Inc. 6.75% 20253	2,500	2,588
Radiology Partners, Inc. 9.25% 20283	665	628
Shire PLC 3.20% 2026	4,423	4,910
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	2,400	2,670
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	2,621	3,235
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	3,535	3,507
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	3,314	3,352
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	2,814	2,838
Team Health Holdings, Inc. 6.375% 20253	1,475	861
Tenet Healthcare Corp. 7.50% 20253	3,000	3,201
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,585	4,346
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	5,880
Teva Pharmaceutical Finance Co. BV 7.125% 20253	1,750	1,866
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,300	6,545
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,100	2,223
Upjohn Inc. 2.30% 20273	1,181	1,221
Upjohn Inc. 2.70% 20303	4,577	4,713
Upjohn Inc. 3.85% 20403	1,240	1,334
Upjohn Inc. 4.00% 20503	3,392	3,647
Valeant Pharmaceuticals International, Inc. 8.50% 20273	700	744
Zoetis Inc. 2.00% 2030	7,000	7,155
		124,404
Financials 4.18%
Alliant Holdings Intermediate, LLC 6.75% 20273	3,000	2,995
Ally Financial Inc. 5.80% 2025	4,000	4,471
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 20253	5,250	5,755
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)4	3,700	3,922
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)4	4,300	5,391
Bank of New York Mellon Corp., Series G, junior subordinated, 4.70% (5Y USD-CMT + 4.358% on 12/31/2049)4	5,500	5,734
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)4	4,375	4,699
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)4	3,550	4,204
Credit Suisse Group AG 4.194% 20313,4	10,225	11,692
Danske Bank AS 3.875% 20233	4,600	4,882
FS Energy and Power Fund 7.50% 20233	2,090	1,787
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)4	1,070	1,210
Goldman Sachs Group, Inc. 2.60% 2030	6,000	6,272
Goldman Sachs Group, Inc. 3.80% 2030	1,800	2,057
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)4	10,000	10,368
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)4	3,816	4,039

American Funds Strategic Bond Fund — Page 3 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)4	$3,600	$3,894
LPL Financial Holdings Inc. 4.625% 20273	1,505	1,491
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)4	3,675	3,904
New York Life Insurance Company 3.75% 20503	4,503	5,088
Travelers Companies, Inc. 2.55% 2050	361	358
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)3,4	1,675	1,762
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)4	2,850	2,969
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)4	1,650	1,790
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)4	4,114	4,309
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)4	2,200	3,052
		108,095
Consumer discretionary 3.98%
Bayerische Motoren Werke AG 3.90% 20253	5,300	5,896
Booking Holdings Inc. 4.625% 2030	4,000	4,687
Boyd Gaming Corp. 8.625% 20253	3,625	3,795
Burger King Corp. 5.75% 20253	3,200	3,366
Carnival Corp. 11.50% 20233	5,485	5,937
Colt Merger Sub, Inc. 5.75% 20253	2,705	2,725
Colt Merger Sub, Inc. 6.25% 20253	2,795	2,780
Expedia Group Inc. 6.25% 20253	4,650	4,975
General Motors Co. 6.80% 2027	1,882	2,196
Hanesbrands Inc. 5.375% 20253	1,411	1,429
Home Depot, Inc. 2.95% 2029	1,435	1,613
Hyatt Hotels Corp. 5.375% 2025	3,800	4,031
Kohl’s Corp. 9.50% 2025	2,000	2,283
Marriott International, Inc. 5.75% 2025	1,222	1,333
McDonald’s Corp. 3.625% 2049	979	1,090
McDonald’s Corp. 4.20% 2050	2,259	2,749
Melco International Development Ltd. 5.375% 20293	305	306
MGM Resorts International 6.00% 2023	1,900	1,924
MGM Resorts International 6.75% 2025	3,500	3,481
Neiman Marcus Group Ltd. LLC 8.75% 20243,5	1,300	65
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)3,5,6	841	252
Neiman Marcus Group Ltd. LLC, Term Loan, (1-month USD-LIBOR + 12.75%) 14.00% 20207,8,9,10	82	82
Party City Holdings Inc. 6.625% 20263	560	126
PetSmart, Inc. 7.125% 20233	6,025	5,953
PetSmart, Inc. 8.875% 20253	2,325	2,328
Royal Caribbean Cruises Ltd. 10.875% 20233	4,955	5,094
S.A.C.I. Falabella 3.75% 20273	1,885	1,918
S.A.C.I. Falabella 3.75% 20273	400	407
Sally Holdings LLC and Sally Capital Inc. 8.75% 20253	3,195	3,473
Sands China Ltd. 4.60% 2023	3,270	3,451
Sands China Ltd. 5.40% 2028	3,250	3,599
Scientific Games Corp. 8.25% 20263	4,045	3,597
TJX Companies, Inc. 4.50% 2050	4,846	6,224
Toyota Motor Credit Corp. 3.375% 2030	2,865	3,296
VICI Properties LP / VICI Note Co. Inc. 3.75% 20273	955	899
VICI Properties LP / VICI Note Co. Inc. 4.125% 20303	860	822
Viking Cruises Ltd. 13.00% 20253	1,810	1,917
Wynn Resorts Ltd. 7.75% 20253	775	784
YUM! Brands, Inc. 7.75% 20253	2,003	2,164
		103,047

American Funds Strategic Bond Fund — Page 4 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology 2.70%	Principal amount (000)	Value (000)
Adobe Inc. 1.90% 2025	$737	$779
Adobe Inc. 2.15% 2027	1,332	1,431
Adobe Inc. 2.30% 2030	2,238	2,419
Banff Merger Sub Inc. 9.75% 20263	2,925	2,950
BMC Software, Inc. 7.125% 20253	4,270	4,493
Broadcom Corp. 3.875% 2027	1,473	1,594
Broadcom Inc. 4.75% 20293	8,460	9,608
Broadcom Inc. 5.00% 20303	9,856	11,348
Financial & Risk US Holdings, Inc. 6.25% 20263	2,475	2,629
Financial & Risk US Holdings, Inc. 8.25% 20263	3,760	4,076
Fiserv, Inc. 3.50% 2029	2,025	2,278
Fiserv, Inc. 2.65% 2030	3,453	3,650
International Business Machines Corp. 2.95% 2050	2,830	2,915
Intuit Inc. 1.35% 2027	2,820	2,837
Intuit Inc. 1.65% 2030	4,670	4,663
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 20249,10	300	300
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 20239,10	1,287	1,200
NCR Corp. 8.125% 20253	335	357
Oracle Corp. 3.60% 2050	5,000	5,662
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.305% 20269,10	4,750	4,704
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.055% 20279,10	50	51
		69,944
Materials 2.56%
Air Products and Chemicals, Inc. 2.05% 2030	2,046	2,153
Air Products and Chemicals, Inc. 2.80% 2050	1,322	1,405
Anglo American Capital PLC 5.375% 20253	919	1,039
Anglo American Capital PLC 5.625% 20303	6,000	7,260
Arconic Corp. 6.00% 20253	4,200	4,329
Ardagh Packaging Finance 5.25% 20253	1,887	1,940
Braskem Idesa Sapi 7.45% 20293	1,544	1,448
Braskem SA 4.50% 20303	1,650	1,513
Braskem SA 5.875% 20503	2,700	2,383
Cleveland-Cliffs Inc. 9.875% 20253	975	1,025
Consolidated Energy Finance SA 6.50% 20263	2,235	1,908
Cydsa SAB de CV 6.25% 20273	870	855
Dow Chemical Co. 5.55% 2048	1,800	2,366
DowDuPont Inc. 5.419% 2048	495	657
E.I. du Pont de Nemours and Co. 1.70% 2025	3,343	3,454
E.I. du Pont de Nemours and Co. 2.30% 2030	2,505	2,609
First Quantum Minerals Ltd. 6.50% 20243	2,850	2,694
First Quantum Minerals Ltd. 6.875% 20263	800	760
FXI Holdings, Inc. 12.25% 20263	1,911	1,859
Hexion Inc. 7.875% 20273	5,629	5,137
LSB Industries, Inc. 9.625% 20233	1,930	1,865
LYB International Finance III, LLC 4.20% 2050	2,800	3,029
Newcrest Finance Pty Ltd. 3.25% 20303	2,719	2,909
Newcrest Finance Pty Ltd. 4.20% 20503	1,807	2,025
Nova Chemicals Corp. 5.25% 20273	2,050	1,804
Olin Corp. 9.50% 20253	2,425	2,708
Teck Resources Ltd. 3.90% 20303	2,408	2,408
Tronox Ltd. 6.50% 20263	1,100	1,031
Warrior Met Coal, Inc. 8.00% 20243	411	401

American Funds Strategic Bond Fund — Page 5 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Westlake Chemical Corp. 5.00% 2046	$1,095	$1,165
Westlake Chemical Corp. 4.375% 2047	230	228
		66,367
Utilities 2.34%
AEP Transmission Co. LLC 3.65% 2050	725	841
AES Corp. 3.30% 20253	4,450	4,591
AES Corp. 3.95% 20303	3,525	3,614
Ameren Corp. 3.50% 2031	2,000	2,241
Berkshire Hathaway Energy Co. 4.25% 20503	850	1,069
Colbun SA 3.15% 20303	800	810
Consolidated Edison Company of New York, Inc. 3.95% 2050	1,675	2,002
Edison International 3.125% 2022	2,800	2,886
Edison International 3.55% 2024	2,200	2,326
Edison International 4.95% 2025	425	468
Edison International 5.75% 2027	1,014	1,166
Edison International 4.125% 2028	1,186	1,255
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)4	475	515
Enel Finance International SA 3.50% 20283	1,690	1,820
Exelon Corp. 4.05% 2030	1,950	2,256
Exelon Corp. 4.70% 2050	750	957
FirstEnergy Corp. 2.65% 2030	1,800	1,882
Florida Power & Light Company 3.15% 2049	850	968
Grupo Energia Bogota SA ESP 4.875% 20303	2,140	2,251
Pacific Gas and Electric Co. 4.25% 2023	186	212
Pacific Gas and Electric Co. 3.50% 2025	114	126
Pacific Gas and Electric Co. 2.95% 2026	254	274
Pacific Gas and Electric Co. 3.30% 2027	304	330
Pacific Gas and Electric Co. 3.30% 2027	144	157
Pacific Gas and Electric Co. 4.65% 2028	141	168
Pacific Gas and Electric Co. 2.50% 2031	6,035	5,915
Pacific Gas and Electric Co. 6.05% 20345	2,000	2,388
Pacific Gas and Electric Co. 3.50% 2050	6,185	5,986
PG&E Corp. 5.00% 2028	1,995	1,992
PG&E Corp. 5.25% 2030	1,485	1,496
Public Service Electric and Gas Co. 2.45% 2030	1,625	1,752
Southern California Edison Co. 2.85% 2029	1,100	1,167
Southern California Edison Co. 4.125% 2048	942	1,104
Southern California Edison Co. 3.65% 2050	525	579
Southern California Edison Co., Series C, 3.60% 2045	1,009	1,099
Southern California Gas Company 2.55% 2030	875	944
Talen Energy Supply, LLC 7.25% 20273	845	842
		60,449
Industrials 2.30%
Boeing Co. 3.10% 2026	697	711
Boeing Co. 2.70% 2027	128	125
Boeing Co. 3.20% 2029	1,280	1,267
Boeing Co. 2.95% 2030	46	45
Boeing Co. 3.60% 2034	1,460	1,383
Canadian Pacific Railway Ltd. 2.05% 2030	2,000	2,051
Carrier Global Corp. 2.242% 20253	943	968
Carrier Global Corp. 2.493% 20273	780	796
Carrier Global Corp. 2.722% 20303	2,552	2,563

American Funds Strategic Bond Fund — Page 6 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 3.377% 20403	$1,028	$1,003
Carrier Global Corp. 3.577% 20503	893	875
CSX Corp. 2.40% 2030	2,228	2,358
CSX Corp. 3.80% 2050	546	651
Deere & Co. 3.75% 2050	4,203	5,193
Dun & Bradstreet Corp. 6.875% 20263	1,445	1,535
Dun & Bradstreet Corp. 10.25% 20273	6,360	7,074
F-Brasile SpA 7.375% 20263	526	406
General Electric Co. 4.25% 2040	450	443
General Electric Co. 4.35% 2050	450	447
Hardwoods Acquisition Inc. 7.50% 20213	1,170	427
Howmet Aerospace Inc. 6.875% 2025	595	647
Norfolk Southern Corp. 3.05% 2050	1,669	1,726
Otis Worldwide Corp. 2.565% 20303	2,250	2,364
Otis Worldwide Corp. 3.362% 20503	306	326
Pisces Parent LLC 8.00% 20263	1,349	1,363
Science Applications International Corp. 4.875% 20283	365	365
Uber Technologies, Inc. 7.50% 20233	1,100	1,114
Uber Technologies, Inc. 8.00% 20263	1,400	1,427
Union Pacific Corp. 3.95% 2059	3,000	3,606
United Airlines Holdings, Inc. 6.50% 20273	3,905	3,925
Vertical Holdco GMBH 7.625% 20283	1,600	1,640
Vertical US Newco Inc. 5.25% 20273	2,625	2,664
Wesco Aircraft Holdings, Inc. 8.50% 20243	2,400	1,608
WESCO Distribution, Inc. 7.125% 20253	2,835	2,997
WESCO Distribution, Inc. 7.25% 20283	3,085	3,261
Westinghouse Air Brake Technologies Corp. 4.40% 20244	257	273
		59,627
Communication services 1.91%
AT&T Inc. 4.35% 2029	1,250	1,458
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20303	4,500	4,609
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20303	2,200	2,254
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20323	2,700	2,737
CenturyLink, Inc. 4.00% 20273	1,175	1,140
Deutsche Telekom AG 3.625% 20503	1,350	1,500
Discovery Communications, Inc. 3.625% 2030	2,227	2,441
Discovery Communications, Inc. 4.65% 2050	4,400	5,011
Fox Corp. 3.50% 2030	1,343	1,502
Frontier Communications Corp. 8.00% 20273	1,890	1,922
Lamar Media Corp. 4.875% 20293	3,600	3,634
Level 3 Communications, Inc. 3.875% 20293	1,200	1,268
Netflix, Inc. 3.625% 20253	2,225	2,251
Netflix, Inc. 5.875% 2028	3,575	4,072
Sprint Corp. 6.875% 2028	2,100	2,565
T-Mobile US, Inc. 4.375% 20403	2,600	3,019
T-Mobile US, Inc. 4.50% 20503	6,800	8,027
		49,410
Consumer staples 1.90%
Altria Group, Inc. 3.40% 2030	1,572	1,694
Altria Group, Inc. 5.95% 2049	4,889	6,420
Anheuser-Busch InBev NV 4.75% 2029	80	97
Anheuser-Busch InBev NV 4.60% 2048	2,105	2,461

American Funds Strategic Bond Fund — Page 7 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.50% 2050	$3,200	$3,832
British American Tobacco PLC 3.222% 2024	2,150	2,305
British American Tobacco PLC 3.557% 2027	1,645	1,781
British American Tobacco PLC 4.906% 2030	5,000	5,883
British American Tobacco PLC 4.39% 2037	1,050	1,147
British American Tobacco PLC 4.54% 2047	1,650	1,799
British American Tobacco PLC 4.758% 2049	1,010	1,125
Constellation Brands, Inc. 3.75% 2050	827	903
H.J. Heinz Co. 3.875% 20273	2,236	2,340
H.J. Heinz Co. 4.25% 20313	1,453	1,543
H.J. Heinz Co. 5.50% 20503	1,177	1,259
JBS Investments GmbH II 5.75% 20283	2,901	2,873
Kimberly-Clark de México, SAB de CV 2.431% 20313	3,020	3,045
Kraft Heinz Co. 3.00% 2026	2,775	2,807
Philip Morris International Inc. 3.375% 2029	3,810	4,334
Philip Morris International Inc. 2.10% 2030	1,485	1,532
Reynolds American Inc. 5.85% 2045	105	132
		49,312
Real estate 0.24%
Equinix, Inc. 2.625% 2024	2,226	2,374
Equinix, Inc. 2.90% 2026	883	954
Equinix, Inc. 3.20% 2029	798	868
Gaming and Leisure Properties, Inc. 4.00% 2030	2,000	1,993
		6,189
Total corporate bonds & notes		841,546
Mortgage-backed obligations 14.04% Federal agency mortgage-backed obligations 12.25%
Uniform Mortgage-Backed Security 2.00% 203511,12	200,000	206,203
Uniform Mortgage-Backed Security 2.50% 205011,12	107,000	111,069
		317,272
Collateralized mortgage-backed obligations (privately originated) 1.40%
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20593,10,11	1,925	1,921
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20593,10,11	1,237	1,237
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 20603,10,11	18,011	18,120
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.924% 20223,10,11	3,500	3,509
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.177% 20223,10,11	1,500	1,506
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.32% 20513,7,10,11	10,000	10,000
		36,293
Commercial mortgage-backed securities 0.39%
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 204711	655	703
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 204710,11	4,000	4,103
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.435% 20493,10,11	1,500	1,376
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.687% 205810,11	4,000	3,781
		9,963
Total mortgage-backed obligations		363,528

American Funds Strategic Bond Fund — Page 8 of 14

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 5.03%	Principal amount (000)	Value (000)
Argentine Republic 6.875% 2048	$3,650	$1,435
Brazil (Federative Republic of) 6.00% 20502	BRL3,295	788
Brazil (Federative Republic of) 6.00% 20552	7,215	1,750
Dominican Republic 5.875% 20603	$465	402
Ghana (Republic of) 6.375% 20273	1,610	1,511
Greece (Hellenic Republic of) 3.45% 2024	€1,220	1,522
Greece (Hellenic Republic of) 3.375% 2025	1,480	1,871
Honduras (Republic of) 8.75% 2020	$2,529	2,581
India (Republic of) 7.61% 2030	INR367,000	5,370
India (Republic of) 7.88% 2030	333,000	4,960
Inter-American Development Bank 0.625% 2025	$13,000	13,079
Italy (Republic of) 0.10% 20232	€25,810	28,740
Japan, Series 20, 0.10% 20252	¥508,500	4,685
Panama (Republic of) 4.50% 2056	$1,475	1,816
Peru (Republic of) 2.392% 2026	1,365	1,420
Peru (Republic of) 2.783% 2031	7,810	8,345
PETRONAS Capital Ltd. 4.55% 20503	1,345	1,712
Romania 3.50% 2034	€995	1,172
Spain (Kingdom of) 1.25% 2030	12,245	14,844
United Kingdom 0.125% 20412	£2,476	5,310
United Mexican States 3.25% 2030	$2,090	2,073
United Mexican States 5.00% 2051	3,290	3,557
United Mexican States, Series M20, 10.00% 2024	MXN60,000	3,143
United Mexican States, Series M, 5.75% 2026	316,500	14,149
United Mexican States, Series M, 7.50% 2027	60,000	2,910
Uruguay (Oriental Republic of) 8.50% 2028	UYU48,975	1,065
		130,210
Asset-backed obligations 2.12%
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 20233,11	$1,195	1,197
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 20263,11	650	656
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 20263,11	518	532
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 20263,11	378	396
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 202711	6,743	6,740
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 20243,11	2,796	2,802
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 20263,11	1,691	1,707
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 20263,11	915	945
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 20263,11	200	212
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 20233,11	6,000	6,009
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 20243,11	1,355	1,368
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 20253,11	5,705	5,705
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 20253,11	895	923
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 20263,11	520	550
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20303,11	3,940	4,220
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20393,11	2,393	2,355
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 20253,11	4,460	4,547
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 20263,11	8,130	8,551
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20333,11	5,335	5,424
		54,839

American Funds Strategic Bond Fund — Page 9 of 14

unaudited

Bonds, notes & other debt instruments (continued) Municipals 0.53% Illinois 0.29%	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$2,330	$2,381
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	45	47
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	760	781
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20463	1,780	2,137
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	100	115
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	1,970	2,001
		7,462
South Carolina 0.14%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	2,085	2,333
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,369
		3,702
Puerto Rico 0.06%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	20	20
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	1,550	1,459
		1,479
New Jersey 0.04%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,194
Total municipals		13,837
Total bonds, notes & other debt instruments (cost: $2,324,199,000)		2,385,732
Preferred securities 0.01% Consumer discretionary 0.01%	Shares
Neiman Marcus Group Ltd. LLC, preferred shares3,13	264,634	192
Total preferred securities (cost: $132,000)		192
Short-term securities 30.57% Money market investments 30.57%
Capital Group Central Cash Fund 0.18%14	7,914,716	791,551
Total short-term securities (cost: $791,565,000)		791,551
Total investment securities 122.71% (cost: $3,115,896,000)		3,177,475
Other assets less liabilities (22.71)%		(588,033)
Net assets 100.00%		$2,589,442

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount15 (000)	Value at 6/30/202016 (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
30 Day Federal Funds Futures	Short	10,894	October 2020	$(4,539,530)	$(4,537,487)	$(578)
30 Day Federal Funds Futures	Short	2,102	January 2021	(875,903)	(875,684)	(3)
90 Day Euro Dollar Futures	Short	12,319	September 2020	(3,079,750)	(3,071,589)	(503)
2 Year U.S. Treasury Note Futures	Long	4,500	October 2020	900,000	993,727	(24)

American Funds Strategic Bond Fund — Page 10 of 14

unaudited

Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount15 (000)	Value at 6/30/202016 (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Short	133	October 2020	$(13,300)	$(16,724)	$(40)
10 Year U.S. Treasury Note Futures	Short	1,710	September 2020	(171,000)	(237,984)	(500)
10 Year Ultra U.S. Treasury Note Futures	Short	2,397	September 2020	(239,700)	(377,490)	(5,235)
20 Year U.S. Treasury Bond Futures	Long	591	September 2020	59,100	105,530	467
30 Year Ultra U.S. Treasury Bond Futures	Long	311	September 2020	31,100	67,847	866
						$(5,550)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD7,530	EUR6,700	Goldman Sachs	7/6/2020	$2
CAD7,248	USD5,366	Bank of America	7/6/2020	(27)
USD13,200	CLP10,558,000	Goldman Sachs	7/9/2020	342
EUR4,447	MXN110,000	Goldman Sachs	7/9/2020	216
JPY571,739	USD5,248	Standard Chartered Bank	7/9/2020	48
USD29,582	EUR26,155	JPMorgan Chase	7/13/2020	188
CHF10,300	USD10,769	Citibank	7/13/2020	106
USD4,859	GBP3,810	Bank of New York Mellon	7/14/2020	138
EUR2,168	USD2,464	Barclays Bank PLC	7/14/2020	(27)
USD3,700	MXN82,810	Goldman Sachs	7/16/2020	105
CAD25,152	USD18,513	Morgan Stanley	7/16/2020	15
USD3,040	SGD4,230	Bank of America	7/16/2020	5
USD2,679	SEK25,000	Bank of America	7/16/2020	(4)
JPY1,488,000	USD13,862	Morgan Stanley	7/16/2020	(78)
USD7,766	NOK73,700	Citibank	7/20/2020	109
USD1,233	SGD1,715	Standard Chartered Bank	7/20/2020	2
USD804	SEK7,500	Citibank	7/20/2020	(1)
EUR62,630	USD70,295	Goldman Sachs	7/21/2020	103
USD4,076	EUR3,620	Standard Chartered Bank	7/21/2020	6
EUR3,875	USD4,361	Bank of New York Mellon	7/21/2020	(5)
USD21,725	MXN490,776	Citibank	7/22/2020	438
USD53,607	GBP43,199	Morgan Stanley	7/22/2020	71
JPY789,185	USD7,391	Bank of New York Mellon	7/22/2020	(80)
USD21,989	BRL117,230	JPMorgan Chase	7/23/2020	458
USD11,808	COP44,158,000	Barclays Bank PLC	7/24/2020	83
USD7,641	KRW9,269,600	Standard Chartered Bank	7/27/2020	(66)
USD9,407	INR720,000	Goldman Sachs	7/27/2020	(103)
				$2,044

American Funds Strategic Bond Fund — Page 11 of 14

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$1,199,150	$3,833	$—	$3,833
1.33075%	U.S. EFFR	12/16/2020	795,000	2,585	—	2,585
EONIA	(0.5315)%	2/3/2021	€1,033,400	26	—	26
EONIA	(0.545)%	2/3/2021	410,350	19	—	19
EONIA	(0.5145)%	2/3/2021	2,066,800	(2)	—	(2)
2.094%	U.S. EFFR	2/13/2021	$85,300	1,054	—	1,054
3-month USD-LIBOR	2.465%	2/13/2021	86,100	(1,155)	—	(1,155)
8.54%	28-day MXN-TIIE	1/6/2022	MXN202,228	540	—	540
8.44%	28-day MXN-TIIE	1/7/2022	227,772	595	—	595
6.99%	28-day MXN-TIIE	6/17/2022	130,000	278	—	278
2.5775%	U.S. EFFR	7/16/2022	$228,977	6,096	—	6,096
2.10125%	U.S. EFFR	1/12/2023	36,000	1,901	—	1,901
2.045%	3-month USD-LIBOR	3/24/2023	53,800	1,990	—	1,990
2.55%	U.S. EFFR	4/26/2023	50,000	3,650	—	3,650
2.5815%	U.S. EFFR	5/25/2023	96,000	7,289	—	7,289
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	1,132	—	1,132
1.569%	3-month USD-LIBOR	7/6/2023	40,500	1,096	—	1,096
1.615%	3-month USD-LIBOR	8/18/2023	73,000	2,046	—	2,046
3-month USD-LIBOR	3.09009%	10/31/2023	58,020	(5,505)	—	(5,505)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	2,191	—	2,191
U.S. EFFR	2.4435%	12/20/2023	14,017	(1,177)	—	(1,177)
U.S. EFFR	0.11%	5/18/2024	587,300	(13)	—	(13)
7.79%	28-day MXN-TIIE	5/31/2024	MXN725,000	3,611	—	3,611
1.194%	U.S. EFFR	2/21/2025	$216,200	11,360	—	11,360
6.23%	28-day MXN-TIIE	3/28/2025	MXN1,051,500	2,857	—	2,857
2.524%	3-month USD-LIBOR	4/14/2025	$9,000	949	—	949
U.S. EFFR	0.126%	6/25/2025	134,000	(256)	—	(256)
U.S. EFFR	0.1275%	6/25/2025	134,000	(266)	—	(266)
U.S. EFFR	0.106%	6/30/2025	149,749	(128)	—	(128)
3-month USD-LIBOR	1.867%	7/11/2025	84,400	(3,714)	—	(3,714)
2.354%	3-month USD-LIBOR	9/25/2025	109,600	11,013	—	11,013
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	(40)	—	(40)
6-month JPY-LIBOR	(0.0823)%	7/11/2026	1,200,000	44	—	44
28-day MXN-TIIE	8.07%	1/1/2027	MXN180,000	(1,312)	—	(1,312)
28-day MXN-TIIE	8.135%	1/14/2027	102,000	(762)	—	(762)
28-day MXN-TIIE	7.47%	4/5/2027	60,000	(351)	—	(351)
28-day MXN-TIIE	7.625%	5/20/2027	108,000	(679)	—	(679)
2.91%	3-month USD-LIBOR	2/1/2028	$19,100	2,143	—	2,143
2.908%	3-month USD-LIBOR	2/1/2028	19,100	2,141	—	2,141
2.925%	3-month USD-LIBOR	2/1/2028	15,300	1,728	—	1,728
2.92%	3-month USD-LIBOR	2/2/2028	14,500	1,633	—	1,633
28-day MXN-TIIE	8.855%	12/28/2028	MXN126,589	(1,325)	—	(1,325)
U.S. EFFR	2.438%	1/11/2029	$44,000	(7,950)	—	(7,950)
28-day MXN-TIIE	6.95%	3/22/2030	MXN636,500	(2,881)	—	(2,881)
3-month USD-LIBOR	2.679%	4/14/2030	$4,800	(953)	—	(953)
3-month USD-LIBOR	2.514%	9/25/2030	58,300	(10,707)	—	(10,707)
3-month USD-LIBOR	2.35%	3/24/2031	11,700	(1,907)	—	(1,907)
3-month USD-LIBOR	2.22%	6/7/2031	7,300	(1,082)	—	(1,082)
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	(1,001)	—	(1,001)
3-month USD-LIBOR	1.87%	8/18/2031	15,500	(1,731)	—	(1,731)

American Funds Strategic Bond Fund — Page 12 of 14

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
3-month USD-LIBOR	2.57%	11/18/2031	$11,000	$(1,957)	$—	$(1,957)
3-month USD-LIBOR	2.986%	2/1/2038	9,200	(1,599)	—	(1,599)
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	(1,956)	—	(1,956)
3-month USD-LIBOR	2.963%	2/1/2038	11,500	(1,974)	—	(1,974)
3-month USD-LIBOR	2.967%	2/2/2038	8,900	(1,531)	—	(1,531)
3.1675%	3-month USD-LIBOR	9/27/2048	29,000	16,992	—	16,992
3-month USD-LIBOR	2.0375%	1/6/2050	6,080	(1,841)	—	(1,841)
U.S. EFFR	0.6193%	4/6/2050	12,600	203	—	203
U.S. EFFR	0.60602%	4/6/2050	5,800	115	—	115
U.S. EFFR	0.61692%	4/6/2050	5,200	87	—	87
6-month EURIBOR	0.0897%	6/4/2050	€16,100	(364)	—	(364)
6-month EURIBOR	0.1057%	6/5/2050	16,100	(451)	—	(451)
					$—	$34,627

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$171,060	$1,180	$190	$990
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	234,715	(2,743)	2,358	(5,101)
					$2,548	$(4,111)

1	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $58,411,000, which represented 2.26% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $452,587,000, which represented 17.48% of the net assets of the fund.
4	Step bond; coupon rate may change at a later date.
5	Scheduled interest and/or principal payment was not received.
6	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
7	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,082,000, which represented .39% of the net assets of the fund.
8	Value determined using significant unobservable inputs.
9	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,337,000, which represented .24% of the net assets of the fund.
10	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
11	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
12	Purchased on a TBA basis.
13	Security did not produce income during the last 12 months.
14	Rate represents the seven-day yield at 6/30/2020.
15	Notional amount is calculated based on the number of contracts and notional contract size.
16	Value is calculated based on the notional amount and current market price.

American Funds Strategic Bond Fund — Page 13 of 14

unaudited

Key to abbreviations and symbols
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
BRL = Brazilian reais	INR = Indian rupees
CAD = Canadian dollars	JPY/¥ = Japanese yen
CHF = Swiss francs	KRW = South Korean won
CLP = Chilean pesos	LIBOR = London Interbank Offered Rate
CMT = Constant Maturity Treasury	MXN = Mexican pesos
COP = Colombian pesos	NOK = Norwegian kroner
Dev. = Development	Rev. = Revenue
Econ. = Economic	SEK = Swedish kronor
EFFR = Effective Federal Funds Rate	SGD = Singapore dollars
EONIA = Euro Overnight Index Average	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
G.O. = General Obligation	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP2-112-0820O-S78011	American Funds Strategic Bond Fund — Page 14 of 14

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

By ___/s/ Brian C. Janssen ____________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2020